Morgan Creek - Exos Active SPAC Arbitrage ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.4%
Pre-Combination Special Purpose Acquisition Companies — 90.4% (a)
10X Capital Venture Acquisition Corp. II - Class A (b)	804	$8,044
A SPAC II Acquisition Corp. (b)	1,750	17,456
ABG Acquisition Corp. I - Class A (b)	820	8,143
Acropolis Infrastructure Acquisition Corp. - Class A (b)	5,358	51,999
Advanced Merger Partners, Inc. - Class A (b)	2,852	28,064
Aequi Acquisition Corp. - Class A (b)	3,666	36,623
Alpha Healthcare Acquisition Corp. III - Class A (b)	5,419	52,754
Alpha Partners Technology Merger Corp. - Class A (b)	1,038	10,193
AltC Acquisition Corp. - Class A (b)	5,335	52,070
Altimar Acquisition Corp. III - Class A (b)	3,493	34,651
Ares Acquisition Corp. - Class A (b)	8,770	87,086
ARYA Sciences Acquisition Corp. V - Class A (b)	1,006	9,904
Astrea Acquisition Corp. - Class A (b)	516	5,077
Atlas Crest Investment Corp. II - Class A (b)	4,901	48,299
Aurora Acquisition Corp. - Class A (b)	4,096	40,509
Avanti Acquisition Corp. - Class A (b)	6,621	66,342
Banyan Acquisition Corp. - Class A (b)	4,732	47,273
BCLS Acquisition Corp. - Class A (b)	1,582	15,852
Big Sky Growth Partners, Inc. - Class A (b)	804	7,863
Carney Technology Acquisition Corp. II - Class A (b)	6,368	63,362
Cartesian Growth Corp. - Class A (b)	19,897	197,179
Cascadia Acquisition Corp. - Class A (b)	1,153	11,357
Churchill Capital Corp. V- Class A (b)	917	9,078
Churchill Capital Corp. VI - Class A (b)	10,405	102,292
Churchill Capital Corp. VII - Class A (b)	8,956	88,037
Cohn Robbins Holdings Corp. - Class A (b)	3	30
Coliseum Acquisition Corp. - Class A (b)	398	3,908
Colonnade Acquisition Corp. II - Class A (b)	1,519	15,068
Compass Digital Acquisition Corp. (b)	1,190	11,626
Conx Corp. - Class A (b)	42,238	422,380
Crown PropTech Acquisitions - Class A (b)	4,645	46,078
Crucible Acquisition Corp. - Class A (b)	17,804	177,328
DA32 Life Science Tech Acquisition Corp. - Class A (b)	3,155	30,635
Decarbonization Plus Acquisition Corp. IV - Class A (b)	3,839	38,582
Endurance Acquisition Corp. - Class A (b)	893	8,966
ESM Acquisition Corp. - Class A (b)	1,173	11,636
European Biotech Acquisition Corp. - Class A (b)	1,044	10,356
ExcelFin Acquisition Corp. - Class A (b)	4,555	45,664
FG Merger Corp. (b)	2,713	27,184
Fintech Acquisition Corp. V - Class A (b)	8,134	81,015
FinTech Acquisition Corp. VI - Class A (b)	4,971	49,461
First Reserve Sustainable Growth Corp. - Class A (b)	3,442	33,800
Forest Road Acquisition Corp. II - Class A (b)	11,463	112,681
Forum Merger IV Corp. - Class A (b)	8,565	84,151
Frazier Lifesciences Acquisition Corp. - Class A (b)	2,480	24,726
Frontier Investment Corp. - Class A (b)	923	9,248
FTAC Hera Acquisition Corp. - Class A (b)	12,409	123,159
Fusion Acquisition Corp. II - Class A (b)	1,264	12,457
G Squared Ascend II, Inc. - Class A (b)	1,373	13,620
GigInternational1, Inc. (b)	3,226	32,841
Glenfarne Merger Corp. - Class A (b)	3,454	33,884
Global Partner Acquisition Corp. II - Class A (b)	10,391	103,494
Golden Arrow Merger Corp. - Class A (b)	1,019	10,017
Gores Holdings IX, Inc. - Class A (b)	8,496	82,241
Gores Holdings VII, Inc. - Class A (b)	16,525	162,937
Gores Holdings VIII, Inc. - Class A (b)	8,087	79,819
Gores Technology Partners, Inc. - Class A (b)	13,585	133,473
Gores Technology Partners II, Inc. - Class A (b)	21,035	206,564
Graf Acquisition Corp. IV (b)	1,810	17,648
GX Acquisition Corp. II - Class A (b)	1,572	15,429
Hamilton Lane Alliance Holdings I, Inc. - Class A (b)	12,828	126,869
Hennessy Capital Investment Corp. VI - Class A (b)	4,288	41,894
HH&L Acquisition Co. - Class A (b)	1,400	13,916
Horizon Acquisition Corp. II - Class A (b)	29,448	294,480
HumanCo Acquisition Corp. - Class A (b)	7,919	78,873
Ignyte Acquisition Corp. (b)	13,943	139,291
Independence Holdings Corp. - Class A (b)	15,531	154,068
INSU Acquisition Corp. III - Class A (b)	4,312	42,948
InterPrivate II Acquisition Corp. - Tracking Stock	1	10
InterPrivate II Acquisition Corp. - Class A (b)	2,678	26,353
InterPrivate III Financial Partners, Inc. - Class A (b)	9,586	94,278
InterPrivate IV InfraTech Partners, Inc. - Class A (b)	2,194	21,611
ION Acquisition Corp. III , Ltd. - Class A (b)	811	8,005
Jack Creek Investment Corp. - Class A (b)	1,029	10,239
Jackson Acquisition Co. - Class A (b)	2,286	22,814
Jaws Hurricane Acquisition Corp. - Class A (b)	15,247	148,658
Jaws Juggernaut Acquisition Corp. - Class A (b)	3,214	31,561
Juniper II Corp. - Class A (b)	9,086	90,633
Kensington Capital Acquisition Corp. V - Class A (b)	5,884	58,634
Khosla Ventures Acquisition Co. (b)	7,858	77,008
Khosla Ventures Acquisition Co. III - Class A (b)	13,557	132,587
KKR Acquisition Holdings I Corp. - Class A (b)	19,818	195,009
KL Acquisition Corp. - Class A (b)	849	8,405
Landcadia Holdings IV, Inc. - Class A (b)	8,951	87,944
Lazard Growth Acquisition Corp. I (b)	3,426	33,986
Lead Edge Growth Opportunities, Ltd. - Class A (b)	9,208	91,343
Lefteris Acquisition Corp. - Class A (b)	1,321	13,210
Legato Merger Corp. II (b)	9,846	97,820
Live Oak Crestview Climate Acquisition Corp. - Class A (b)	6,206	60,198
Live Oak Mobility Acquisition Corp. - Class A (b)	5,783	56,847
Longview Acquisition Corp. II - Class A (b)	7,204	70,743
M3-Brigade Acquisition III Corp. - Class A (b)	3,213	32,419
Mercato Partners Acquisition Corp. - Class A (b)	1,123	11,230
Monument Circle Acquisition Corp. - Class A (b)	1,277	12,630
Motive Capital Corp II - Class A (b)	4,287	42,827
One Equity Partners Open Water I Corp. - Class A (b)	1,089	10,748
Orion Biotech Opportunities Corp. - Class A (b)	1,910	18,833
Peridot Acquisition Corp. II - Class A (b)	14,238	141,170
Pine Technology Acquisition Corp. - Class A (b)	3,214	31,626
Pivotal Investment Corp. III - Class A (b)	1,384	13,639
Pontem Corp. - Class A (b)	7,081	70,385
Portage Fintech Acquisition Corp. - Class A (b)	12,480	122,928
Power & Digital Infrastructure Acquisition II Corp. - Class A (b)	1,863	18,490
PROOF Acquisition Corp. I - Class A (b)	9,427	94,176
Property Solutions Acquisition Corp. II - Class A (b)	4,715	46,372
Provident Acquisition Corp. - Class A (b)	10,634	106,127
PWP Forward Acquisition Corp. I - Class A (b)	1,153	11,340
Recharge Acquisition Corp. - Class A (b)	5,000	50,575
Rosecliff Acquisition Corp. I - Class A (b)	1,153	11,357
Ross Acquisition Corp. II - Class A (b)	3,139	31,108
RXR Acquisition Corp. - Class A (b)	784	7,715
Sarissa Capital Acquisition Corp. - Class A (b)	16,670	166,700
Science Strategic Acquisition Corp. Alpha - Tracking Stock	1	10
Science Strategic Acquisition Corp. Alpha - Class A (b)	8,681	85,855
Screaming Eagle Acquisition Corp. - Class A (b)	3,222	31,189
Screaming Eagle Acquisition Corp. - Tracking Stock	284	2,776
Silver Spike Acquisition Corp. II - Class A (b)	4,956	49,164
Simon Property Group Acquisition Holdings, Inc. - Class A (b)	6,291	61,966
Social Capital Hedosophia Holdings Corp. IV - Class A (b)	10,000	100,100
Social Capital Hedosophia Holdings Corp. VI - Class A (b)	11,000	110,000
Social Capital Suvretta Holdings Corp. II - Class A (b)	4,971	48,716
Social Capital Suvretta Holdings Corp. IV - Class A (b)	5,761	56,688
Sports Ventures Acquisition Corp. - Class A (b)	633	6,305
Supernova Partners Acquisition Co. III, Ltd. - Class A (b)	2,163	21,425
Talon 1 Acquisition Corp. - Class A (b)	3,839	39,119
Target Global Acquisition I Corp. - Class A (b)	3,212	32,265
Thunder Bridge Capital Partners IV, Inc. - Class A (b)	21,057	204,885
Tishman Speyer Innovation Corp. II - Tracking Stock	1	10
Tishman Speyer Innovation Corp. II - Class A (b)	6,016	59,258
TPG Pace Beneficial Finance Corp. - Class A (b)	320	3,206
TPG Pace Beneficial II Corp. - Class A (b)	1,009	9,868
Twelve Seas Investment Co. II - Class A (b)	3,348	32,961
Two - Class A	4,636	45,859
Velocity Acquisition Corp. - Class A (b)	849	8,346
VPC Impact Acquisition Holdings II - Class A (b)	804	7,984
Warburg Pincus Capital Corp. I-A - Class A (b)	8,363	82,961
Warburg Pincus Capital Corp. I-B - Class B (b)	3,289	32,627
Waverley Capital Acquisition Corp. I - Class A (b)	1,153	11,265
TOTAL COMMON STOCKS (Cost $7,861,805)		7,899,051

WARRANTS — 0.4% (a)(b)
A SPAC II Acquisition Corp., Expiration: May 2027, Exercise Price: $11.50	937	42
Amprius Technologies, Inc., Expiration: March 2027, Exercise Price: $11.50	6,090	1,949
Ares Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	18,827	2,165
Atlas Crest Investment Corp. II, Expiration: February 2026, Exercise Price: $11.50	16,778	688
Austerlitz Acquisition Corp. II, Expiration: December 2027, Exercise Price: $11.50	11,356	1,136
Blue Whale Acquisition Corp. I, Expiration: July 2023, Exercise Price: $11.50	710	186
Churchill Capital Corp. VI, Expiration: December 2027, Exercise Price: $11.50	2,435	341
Cohn Robbins Holdings Corp., Expiration: August 2025, Exercise Price: $11.50	5,753	131
Colonnade Acquisition Corp. II, Expiration: December 2027, Exercise Price: $11.50	455	67
Compass Digital Acquisition Corp., Expiration: September 2023, Exercise Price: $11.50	593	54
Crucible Acquisition Corp., Expiration: December 2025, Exercise Price: $11.50	2,455	7
Decarbonization Plus Acquisition Corp. IV, Expiration: December 2028, Exercise Price: $11.50	7,827	4,305
Deep Lake Capital Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	3,000	109
D-Wave Quantum, Inc., Expiration: August 2027, Exercise Price: $11.50	5,000	1,550
FG Merger Corp., Expiration: June 2027, Exercise Price: $11.50	3,048	457
Frazier Lifesciences Acquisition Corp., Expiration: November 2025, Exercise Price: $11.50	3,554	3,004
FTAC Hera Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	5,000	372
Global Partner Acquisition Corp. II, Expiration: December 2027, Exercise Price: $11.50	485	31
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	1,831	641
Gores Technology Partners II, Inc., Expiration: December 2027, Exercise Price: $11.50	2,126	340
Hamilton Lane Alliance Holdings I, Inc., Expiration: January 2026, Exercise Price: $11.50	6,514	389
Home Plate Acquisition Corp., Expiration: March 2023, Exercise Price: $11.50	300	25
Independence Holdings Corp., Expiration: March 2028, Exercise Price: $11.50	4,000	350
InterPrivate II Acquisition Corp., Expiration: December 2028, Exercise Price: $11.50	303	18
Jackson Acquisition Co., Expiration: December 2028, Exercise Price: $11.50	239	29
Jaws Hurricane Acquisition Corp., Expiration: February 2023, Exercise Price: $11.50	1,000	206
Jaws Mustang Acquisition Corp., Expiration: January 2026, Exercise Price: $11.50	21,403	2,140
Juniper II Corp., Expiration: December 2028, Exercise Price: $11.50	16,911	2,368
Kensington Capital Acquisition Corp. V, Expiration: July 2023, Exercise Price: $11.50	2,000	300
KKR Acquisition Holdings I Corp., Expiration: December 2027, Exercise Price: $11.50	1,270	152
Lead Edge Growth Opportunities, Ltd., Expiration: December 2028, Exercise Price: $11.50	1,700	37
Lefteris Acquisition Corp., Expiration: October 2025, Exercise Price: $11.50	883	26
Legato Merger Corp. II, Expiration: February 2023, Exercise Price: $11.50	13,100	4,846
Live Oak Mobility Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50	3,908	801
Motive Capital Corp. II, Expiration: May 2028, Exercise Price: $11.50	1,149	115
MSD Acquisition Corp., Expiration: May 2023, Exercise Price: $11.50	200	17
Peridot Acquisition Corp. II, Expiration: April 2028, Exercise Price: $11.50	2,650	320
Power & Digital Infrastructure Acquisition II Corp., Expiration: December 2028, Exercise Price: $11.50	1,394	244
PROOF Acquisition Corp. I, Expiration: December 2028, Exercise Price: $11.50	3,790	275
Ross Acquisition Corp. II, Expiration: February 2026, Exercise Price: $11.50	7,087	553
Science Strategic Acquisition Corp. Alpha, Expiration: December 2027, Exercise Price: $11.50	4,639	292
Screaming Eagle Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	4,080	902
Talon 1 Acquisition Corp., Expiration: April 2023, Exercise Price: $11.50	1,027	72
Tishman Speyer Innovation Corp. II, Expiration: December 2027, Exercise Price: $11.50	3,796	273
Warburg Pincus Capital Corp. I - Class A, Expiration: December 2027, Exercise Price: $11.50	306	27
Williams Rowland Acquisition Corp., Expiration: December 2022, Exercise Price: $11.50	4,000	237
TOTAL WARRANTS (Cost $83,122)		32,589

SHORT-TERM INVESTMENTS — 2.1%
U.S. Treasury Bills — 2.1%
3.85%, 03/30/2023 (c)	187,000	183,497
TOTAL SHORT-TERM INVESTMENTS (Cost $183,550)		183,497

TOTAL INVESTMENTS (Cost $8,128,477) — 92.9%		8,115,137
Other assets and liabilities, net — 7.1%		625,306
NET ASSETS — 100.0%		$8,740,443

(a) Non-income producing.
(b) Foreign issued security.
(c) The rate shown is the effective yield as of September 30, 2022.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	58.3%
Cayman Islands	34.4	% *
British Virgin Islands	0.2%
Total Country	92.9%
TOTAL INVESTMENTS	92.9%
Other assets and liabilities, net	7.1%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$6,816,540	$1,082,511	$-	$7,899,051
Warrants	26,208	6,381	-	32,589
U.S. Treasury Bills	-	183,497	-	183,497
Total Investments - Assets	$6,842,748	$1,272,389	$-	$8,115,137

* See the Schedule of Investments for industry classifications.